SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

EnTrustPermal Hedge Strategies Fund I

620 Eighth Avenue

New York, New York 10018

(800) 822-5544

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22628

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

1.	Title of the class of securities of EnTrustPermal Hedge Strategies Fund I (the “Fund”) to be called or redeemed:

Institutional shares of beneficial interest, par value $.00001 per share (CUSIP # 714182201) (the “Shares”).

2.	The date on which the securities are to be called or redeemed:

November 28, 2017.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are being repurchased pursuant to Sections 6.3 and 8.3 of the Declaration of Trust of the Fund.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will redeem 1,432,236.251 Shares.

The Fund will redeem all Shares held by holders other than Legg Mason Inc.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of October, 2017.

ENTRUSTPERMAL HEDGE STRATEGIES FUND I

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary